SCHEDULE OF WARRANT TRANSACTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Exercise Price, Outstanding at End of Year	$ 0.38	$ 0.38
Weighted-Average Exercise Price, Options Exercisable at Year-End	$ 0.38	$ 0.38
Shares, Options Exercisable at End of Year	4,350,034	5,563,509
Shares, Outstanding at Beginning of Year	5,563,509	4,796,876
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 0.38	$ 0.40
Shares, Granted	989,856	1,335,178
Weighted-Average Exercise Price, Granted	$ 0.35	$ 0.35
Shares, Exercised
Shares, Forfeited or Canceled	(2,203,331)	(568,545)
Weighted-Average Exercise Price, Forfeited or Canceled	$ 0.36	$ 0.45
Shares, Outstanding at End of Year	4,350,034	5,563,509
Weighted-Average Exercise Price, Outstanding at End of Year	$ 0.38	$ 0.38
Weighted-Average Exercise Price, Options Exercisable at End of Year	0.38	0.38
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Fair Value of Options Granted During the Period	0.10	0.00
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Fair Value of Options Granted During the Period	$ 0.26	$ 0.22
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at Beginning of Year	5,563,509	4,796,876
Weighted-Average Exercise Price, Outstanding at End of Year	$ 0.38	$ 0.38
Shares, Granted	989,856	1,335,178
Weighted-Average Exercise Price, Granted	$ 0.35	$ 0.35
Shares, Exercised
Shares, Forfeited or Canceled	(2,203,331)	(568,545)
Weighted-Average Exercise Price, Forfeited or Canceled	$ 0.36	$ 0.45
Shares, Outstanding at End of Year	4,350,034	5,563,509
Shares, Warrants Exercisable at Year-End	4,350,034
Weighted-Average Exercise Price, Options Exercisable at Year-End	$ 0.38	$ 0.38
Shares, Options Exercisable at End of Year		5,563,509
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 0.38	$ 0.40
Shares, Outstanding at End of Year	4,350,034
Weighted-Average Exercise Price, Outstanding at End of Year	$ 0.38	0.38
Weighted-Average Exercise Price, Options Exercisable at End of Year	0.38	0.38
Warrant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Fair Value of Warrants Granted During the Year	0.10	0.00
Warrant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Fair Value of Warrants Granted During the Year	$ 0.26	$ 0.22